Material Partly-Owned Subsidiaries - Subsidiaries with Material Non-controlling Interests (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CTW Consolidated [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Thailand
As of December 31,	49.07%	49.07%
Shanghai Yayang Electric Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	The People's Republic of China
As of December 31,	31.25%	31.25%